Acquisitions and disposals of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Impact of Acquisitions and Disposals on Consolidated Statements
The table below summarizes the impact of acquisitions and disposals on the statement of financial position
and cash flows of AB InBev for 31 December 2019 and 31 December 2018:

Million US dollar	2019 Acquisitions	2018 Acquisitions	2019 Disposals	2018 Disposals
Non-current assets
Property, plant and equipment	44	2	(1)	(310)
Intangible assets	128	24	(29)	(17)
Deferred tax assets	—	23	—	—
Trade and other receivables	—	—	—	(86)
Investments in associates	(15)	—	—	—
Current assets
Inventories	43	17	(7)	(84)
Income tax receivables	—	—	—	(2)
Trade and other receivables	19	2	(1)	(79)
Cash and cash equivalents	40	8	—	(6)
Assets held for sale	—	—	—	(27)
Non-current liabilities
Interest-bearing loans and borrowings	(11)	(3)	—	—
Trade and other payables	(110)	—	—	—
Deferred tax liabilities	(33)	—	9	4
Current liabilities
Trade and other payables	(65)	(19)	2	406
Net identifiable assets and liabilities	40	54	(27)	(201)
Non-controlling interest	(12)	—	2	1
Goodwill on acquisitions and goodwill disposed of	682	107	(22)	(652)
Loss/(gain) on disposal	—	—	(21)	(15)
Consideration to be (paid)/received	(275)	(112)	—	47
Net cash paid on prior years acquisitions	16	68	(65)	—
Recycling of CTA in respect of net assets	—	—	—	(584)
Contribution in kind	—	—	—	1 150
Consideration paid/(received)	451	117	(133)	(254)
Cash (acquired)/disposed of	(40)	(5)	—	(3)
Net cash outflow / (inflow)	411	112	(133)	(257)
Net cash outflow / (inflow) on continuing operations	385	84	(133)	(257)
Net cash outflow / (inflow) on discontinued operations	26	28	—	—